LOSSES PER SHARE (Tables)	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2018	2019	2020
Numerator:
Net loss attributable to Q&K International Group Limited	(499,859)	(498,242)	(1,533,592)
Deemed dividend	(135,545)	(307,389)	—

Net loss attributable to ordinary shareholders—basic and diluted	(635,404)	(805,631)	(1,533,592)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	409,403,915	430,450,490	1,351,127,462
Net loss per share—basic and diluted	(1.55)	(1.87)	(1.14)